Average Annual Total Returns - Class A Class C and Institutional Class - Inverse Mid-Cap Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(28.92%)	(15.19%)	(14.46%)	(29.10%)	(15.28%)	(14.51%)	(17.12%)	(10.58%)	(8.81%)	13.66%	12.35%	11.51%	(26.27%)	(14.96%)	(14.68%)	(26.49%)	(15.07%)	(14.74%)	(15.55%)	(10.45%)	(8.91%)	13.66%	12.35%	11.51%